Earnings Per Share (Schedule Of Earnings Per Share, Basic And Diluted) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income attributable to controlling interests and available to common stockholders	$ 5,522	$ 8,064	$ 13,989	$ 9,565	$ 7,467	$ (8,408)	$ 15,327	$ 9,430	$ 37,140	$ 23,816	$ 43,591
Less: undistributed earnings allocated to unvested restricted shares									(126)	(672)	(1,497)
Net income available to common stockholders									37,014	23,144	42,094
Add: Undistributed earnings allocated to restricted shares, Diluted									126	672	1,497
Less: Undistributed earnings reallocated to restricted shares									(125)	(669)	(1,483)
Net income available to common stockholders and assumed conversions									$ 37,015	$ 23,147	$ 42,108
Weighted Average Shares Outstanding, Basic									44,338,408	44,371,313	43,469,175
Stock options added to the denominator under the treasury stock method									117,777	206,322	406,157
RSUs added to the denominator under the treasury stock method									411,119
Weighted Average Shares Outstanding, Diluted									44,867,304	44,577,635	43,875,332
Net income per common share - basic	$ 0.12	$ 0.18	$ 0.31	$ 0.22	$ 0.16	$ (0.19)	$ 0.34	$ 0.21	$ 0.83	$ 0.52	$ 0.97
Net income per common share - diluted	$ 0.12	$ 0.18	$ 0.31	$ 0.21	$ 0.16	$ (0.19)	$ 0.33	$ 0.21	$ 0.82	$ 0.52	$ 0.96